DEFERRED TAX ASSETS/ LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Tax Assets Liabilities
DEFERRED TAX ASSETS/ LIABILITIES

14. DEFERRED TAX ASSETS/ LIABILITIES

	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Deferred tax assets	74	138
Deferred tax liabilities	-	-
	74	138

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant, and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000
As of January 1, 2023	36	5	25	66
Recognized in statements of income	33	-	(25)	8
As of December 31, 2023	69	5	-	74

As of January 1, 2023	69	5	-	74
Recognized in statements of income	64	-	-	64
As of June 30, 2024	133	5	-	138

14. DEFERRED TAX ASSETS/ LIABILITIES

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Deferred tax assets	66	74	56
Deferred tax liabilities	-	-	-
	66	74	56

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000

As of January 1, 2021	(193)	5	163	(25)
Recognized in statements of income	37	-	-	37
As of December 31, 2021	(156)	5	163	12
Recognized in statements of income	192	-	(138)	54
As of December 31, 2022	36	5	25	66
Recognized in statements of income	33	-	(25)	8
As of December 31, 2023	69	5	-	74